INCOME TAXES	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

13. INCOME TAXES

For the year ended December 31	2021	2020
Current tax expense (recovery)
Current year	$769	$(1,376)
Prior years	284	46
Total current tax expense (recovery)	$1,053	$(1,330)

Deferred tax recovery
Current year movement in recognized temporary differences and losses	(801)	(97)
Prior years	(268)	(33)
Total deferred tax recovery	$(1,069)	$(130)

Total income tax recovery	$(16)	$(1,460)

Reconciliation of effective tax rate

The total provision for income taxes differs from that amount which would be computed by applying the Canadian statutory income tax rate to income before income taxes. The reasons for these differences are as follows:

For the year ended December 31	2021	2020
Income tax recovery at statutory rate of 26.5% (2020 - 26.5%)	$(95)	$(1,806)
Increase in taxes resulting from:
Non-deductible items	166	196
Other differences	(87)	150
Income tax recovery	$(16)	$(1,460)

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

2021	Deferred Tax Assets	Deferred Tax Liabilities

Forward exchange contracts	$43	$-
Property and equipment and Intangible assets	2,623	(1,313)
Share issuance costs and other reserves	471	-
Leases	55	-
Restricted Share Units	822	-
Tax losses	478	-
	4,492	(1,313)
Reclassification	(328)	328
	$4,164	$(985)

2020	Deferred Tax Assets	Deferred Tax Liabilities

Forward exchange contracts	$-	$(219)
Property and equipment and Intangible assets	2,398	(1,564)
Accrued liabilities	94	-
Leases	120	-
Restricted Share Units	322	-
Tax losses	205	-
	3,139	(1,783)
Reclassification	(52)	52
	$3,087	$(1,731)

The Corporation has non-capital loss carry-forward for income tax purposes in the amount of approximately $1,801 (2020 - $772). Non-capital losses of $1,801 may be used to reduce future years' taxable income and expire starting in 2040.

Management has concluded the deferred tax asset meets the relevant recognition criteria under IFRS. This conclusion is supported by Management's forecasts and the future reversal of existing taxable temporary differences, which are expected to produce sufficient taxable income to realize the deferred tax assets.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	2021	2020
Capital losses	$1,385	$1,385

The capital losses of $10,456 (2020 - $10,456) can be carried forward indefinitely.

Temporary differences associated with Points International Ltd. investments

The temporary difference associated with the investments in the Corporation's subsidiaries is $2,755 (2020 - $2,688). A deferred tax liability associated with these investments has not been recognized as the Corporation controls the timing of the reversal and it is probable that the temporary difference will not reverse in the foreseeable future.

As at December 31, 2021 and 2020, no deferred tax liability was recognized for taxes that would be payable on the unremitted earnings of certain subsidiaries of Points International Ltd. as the Corporation has determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future.